Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets
Segment breakdown of Goodwill and Other Intangible Assets

		Refining and
	Oil Sands	Marketing	Other
($ millions)	Goodwill	Goodwill	Intangibles	Total
At December 31, 2022	2 752	140	694	3 586
Additions	-	-	22	22
Amortization	-	-	(80)	(80)
At December 31, 2023	2 752	140	636	3 528
Additions	-	-	55	55
Amortization	-	-	(80)	(80)
At December 31, 2024	2 752	140	611	3 503